Debt and Credit Facilities	12 Months Ended
Dec. 31, 2022
Debt and Credit Facilities
Debt and Credit Facilities

21. Debt and Credit Facilities

Debt and credit facilities are comprised of the following:

Short-Term Debt

	December 31	December 31
($ millions)	2022	2021
Commercial paper(1)	2 807	1 284
(1)	The commercial paper is supported by a revolving credit facility with a syndicate of lenders. The company is authorized to issue commercial paper to a maximum of $5.0 billion having a term not to exceed 365 days. The weighted average interest rate as at December 31, 2022 was 4.93% (December 31, 2021 - 0.33%).

Long-Term Debt

	December 31	December 31
($ millions)	2022	2021
Fixed-term debt(2)(3)
4.50% Notes, due 2022 (US$182)(4)	-	231
2.80% Notes, due 2023 (US$450)	-	569
3.10% Notes, due 2025 (US$550)	-	696
3.00% Series 5 Medium Term Notes, due 2026	115	699
7.875% Debentures, due 2026 (US$275)	381	359
8.20% Notes, due 2027 (US$59)(4)	61	78
7.00% Debentures, due 2028 (US$250)	342	320
3.10% Series 6 Medium Term Notes, due 2029	79	748
5.00% Series 7 Medium Term Notes, due 2030	154	1 247
7.15% Notes, due 2032 (US$500)	676	631
5.35% Notes, due 2033 (US$300)	161	355
5.95% Notes, due 2034 (US$500)	675	630
5.95% Notes, due 2035 (US$600)	268	731
5.39% Series 4 Medium Term Notes, due 2037	279	599
6.50% Notes, due 2038 (US$1 150)	1 553	1 451
6.80% Notes, due 2038 (US$900)	1 235	1 156
6.85% Notes, due 2039 (US$750)	1 013	946
6.00% Notes, due 2042 (US$152)(4)	35	149
4.34% Series 5 Medium Term Notes, due 2046	300	300
4.00% Notes, due 2047 (US$750)	1 011	945
3.95% Series 8 Medium Term Notes, due 2051	493	493
3.75% Notes, due 2051 (US$750)	1 009	945
Total unsecured long-term debt	9 840	14 278

Lease liabilities(5)	3 012	2 850
Deferred financing costs	(40)	(58)
	12 812	17 070
Current portion of long-term debt and lease liabilities
Lease liabilities	(317)	(310)
Long-term debt	-	(231)
	(317)	(541)
Total long-term lease liabilities	2 695	2 540
Total long-term debt	9 800	13 989
(2)	The value of debt includes the unamortized balance of premiums or discounts.
(3)	Certain securities are redeemable at the option of the company.
(4)	Debt acquired through the acquisition of Canadian Oil Sands Limited (COS).
(5)	Interest rates range from 0.4% to 13.4% and maturity dates range from 2023 to 2062.

In the fourth quarter of 2022, the company executed a debt tender offer pursuant to which it repaid $3.6 billion aggregate principal amount of debt at an amount below par of $51 million plus accrued and unpaid interest. As a result of the extinguishment, the company incurred non-cash charges of $83 million related to accelerated amortization. This resulted in a total loss on extinguishment of long-term debt of $32 million. The general terms of the notes that were extinguished are as follows:

●	3.00% Series 5 Medium Term Notes, due 2026, with a principal amount of $700 million (partial repayment of $585 million);
●	8.20% Notes, due 2027, with a principal amount of US$59 million (partial repayment of US$16 million);
●	3.10% Series 6 Medium Term Notes, due 2029, with a principal amount of $750 million (partial repayment of $671 million);
●	5.00% Series 7 Medium Term Notes, due 2030, with a principal amount of $1.3 billion (partial repayment of $1.1 billion);
●	5.35% Notes, due 2033, with a principal amount of US$300 million (partial repayment of US$178 million);
●	5.95% Notes, due 2035, with a principal amount of US$600 million (partial repayment of US$401 million);
●	5.39% Series 4 Medium Term Notes, due 2037, with a principal amount of $600 million (partial repayment of $321 million); and
~~●~~	6.00% Notes, due 2042, with a principal amount of US$142 million (partial repayment of US$110 million).

In the second quarter of 2022, the company completed an early redemption, at par, of its outstanding US$450 million 2.80% notes and US $550 million 3.10% notes, originally due in 2023 and 2025, respectively. The company also completed a partial redemption, at par, for US$10.2 million of its outstanding US$152 million 6.00% notes, due in 2042.

In the first quarter of 2022, the company completed an early redemption of its outstanding US$182 million 4.50% notes, originally scheduled to mature in the second quarter of 2022.

During the fourth quarter of 2021, the company repaid its US$300 million (book value of $371 million) senior unsecured notes at maturity with a coupon of 9.25%, for US$314 million ($388 million), including US$14 million ($17 million) of accrued interest.

In the third quarter of 2021, the company completed an early redemption of its US$750 million (book value of $951 million) senior unsecured notes with a coupon interest of 3.60% originally scheduled to mature on December 1, 2024, for US$822 million ($1.0 billion), including US$9 million ($11 million) of accrued interest, resulting in a debt extinguishment loss of $80 million ($60 million after tax).

On March 4, 2021, the company issued US$750 million of senior unsecured notes maturing on March 4, 2051. The notes have a coupon of 3.75% and were priced at US$99.518 per US$100 principal amount for an effective yield of 3.777%. The company also issued $500 million of senior unsecured Series 8 medium-term notes on March 4, 2021, maturing on March 4, 2051. The notes have a coupon of 3.95% and were priced at $98.546 per $100 principal amount for an effective yield of 4.034%. Interest on the 3.75% and 3.95% notes is paid semi-annually.

In the first quarter of 2021, the company completed an early redemption of its $750 million senior unsecured Series 5 medium-term notes with a coupon of 3.10%, originally scheduled to mature on November 26, 2021, for $770 million, including $8 million of accrued interest, resulting in a debt extinguishment loss of $12 million ($9 million after-tax). The company also completed an early redemption of its US$220 million (book value of $278 million) senior unsecured notes with a coupon of 9.40%, originally scheduled to mature on September 1, 2021, for US$230 million ($290 million), including US$2 million ($2 million) of accrued interest, resulting in a debt extinguishment loss of $10 million ($8 million after-tax).

Scheduled Debt Repayments

Scheduled principal repayments as at December 31, 2022 for lease liabilities, short-term debt and long-term debt are as follows:

($ millions)	Repayment
2023	3 124
2024	264
2025	241
2026	691
2027	244
Thereafter	11 101
15 665

Credit Facilities

A summary of available and unutilized credit facilities is as follows:

($ millions)	2022
Fully revolving and expires in 2026	3 000
Fully revolving and expires in 2025	2 707
Can be terminated at any time at the option of the lenders	1 520
Total credit facilities	7 227
Credit facilities supporting outstanding commercial paper	(2 807)
Credit facilities supporting standby letters of credit	(1 148)
Total unutilized credit facilities(1)	3 272

(1)	Available credit facilities for liquidity purposes at December 31, 2022 decreased to $2.900 billion, compared to $4.247 billion at December 31, 2021.